Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2015
LOSS PER COMMON SHARE [Abstract]
Loss per share, basic and diluted
	Three Month	Three Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(24,813)	$(36,680)	$(51,491)	$(34,627)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(4,093)	(1,573)	(8,166)	(2,800)
Loss available to Navios Holdings common stockholders, basic	$(28,906)	$(38,253)	$(59,657)	$(37,427)
Loss available to Navios Holdings common stockholders, diluted	$(28,906)	$(38,253)	$(59,657)	$(37,427)

Denominator:
Denominator for basic net loss per share attributable to Navios Holdings common stockholders — weighted average shares	105,401,820	102,947,944	105,251,590	102,718,368
Denominator for diluted net loss per share attributable to Navios Holdings common stockholders — adjusted weighted average shares and assumed conversions	105,401,820	102,947,944	105,251,590	102,718,368

Basic net losses per share attributable to Navios Holdings common stockholders	$(0.27)	$(0.37)	$(0.57)	$(0.36)
Diluted net losses per share attributable to Navios Holdings common stockholders	$(0.27)	$(0.37)	$(0.57)	$(0.36)